Asset Retirement Obligations	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations
Although the ultimate amount of reclamation and closure costs to be incurred is uncertain, the Partnership maintained a post-closure reclamation and site restoration obligation as follows:

Balance at December 31, 2013	$4,627
Additions to liabilities	3,425
Accretion expense	265
Balance at December 31, 2014	8,317
Accretion expense	394
Balance at December 31, 2015	8,711
Additions to liabilities	373
Accretion expense	430
Balance at December 31, 2016	$9,514